Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Premium on shares, options and warrants	Accumulated deficit	Other comprehensive income	Reserve from transactions with non-controlling interests
Beginning Balance at Dec. 31, 2015	$ 4,887	$ 6,606	$ 150,748	$ (152,487)		$ 20
Income (loss) for the year	(2,545)			(2,545)
Other comprehensive loss	163				163
Total comprehensive loss	(2,382)			(2,545)	163
Share-based payment to employees and non-employees	128			128
Issuance of Ordinary Shares, net of issuance costs ($ 164 thousands)	54	18	36
Ending Balance at Dec. 31, 2016	2,687	6,624	150,784	(154,904)	163	20
Income (loss) for the year	(781)			(781)
Other comprehensive loss	(116)				(116)
Total comprehensive loss	(897)			(781)	(116)
Share-based payment to employees and non-employees	40			40
Issuance of Ordinary Shares, net of issuance costs ($ 164 thousands)	1,789	6,558	(4,769)
Ending Balance at Dec. 31, 2017	3,619	13,182	146,015	(155,645)	47	20
Impact of the adoption of IFRS 9				47	(47)
Updated balance as of January 1, 2018	3,619	13,182	146,015	(155,598)		20
Income (loss) for the year	2,986			2,986
Total comprehensive loss	2,986
Share-based payment to employees and non-employees	24			24
Reclassification of warrants (see Note 12)	1,693		1,693
Ending Balance at Dec. 31, 2018	$ 8,322	$ 13,182	$ 147,708	$ (152,588)		$ 20